Share capital, additional paid-in capital, share premium and other reserves	12 Months Ended
Dec. 31, 2019
Share capital, additional paid-in capital, share premium and other reserves
Share capital, additional paid-in capital, share premium and other reserves

17.Share capital, additional paid-in capital, share premium and other reserves

The Capital of the Company is divided by two classes. Each class A share has the right to ten votes at a meeting of shareholders and each class B share has the right to one vote at a meeting of shareholders. The class A shares and the class B shares have the right to an equal share in any dividend or other distribution the Company pays and have nominal of EUR 0.0005 each.

	As of	As of	As of
	December 31,	December 31,	December 31,
Authorised shares	2017	2018	2019
	Thousands	Thousands	Thousands
Ordinary Class A shares	131,778	131,333	129,583
Ordinary Class B shares	99,072	99,517	101,267
Total authorised shares	230,850	230,850	230,850

	As of	As of	As of
	December 31,	December 31,	December 31,
Issued and fully paid shares	2017	2018	2019
	Thousands	Thousands	Thousands
Ordinary Class A shares	14,278	13,833	12,083
Ordinary Class B shares	46,655	48,880	50,630
Total issued and fully paid shares	60,933	62,713	62,713

As of December 31, 2019 the Company owned 620 thousand treasury class B shares (December 31, 2018 - 1,261) that were issued and fully paid in 2018 and retained by QIWI Employee trust in order to settle future obligations on share-based payments.

For the year ended December 31, 2019 and 2018 the movement of outstanding shares' number was the following:

			Number
	Ordinary	Ordinary	of outstanding
	Class A shares	Class B shares	shares
	Thousands	Thousands	Thousands
As of December 31, 2017	14,278	46,655	60,933
Transfer between classes	(445)	445	—
Increase of share capital due to exercise of options by employees during the year	—	519	519
As of December 31, 2018	13,833	47,619	61,452
Transfer between classes	(1,750)	1,750	—
Increase of share capital due to exercise of options by employees during the year	—	641	641
As of December 31, 2019	12,083	50,010	62,093

In case of liquidation, the Company’s assets remaining after settlement with creditors, payment of dividends and redemption of the par value of shares is distributed among the ordinary shareholders proportionately to the number of shares owned.

The other reserves of the Group’s equity represent the financial effects from changes in equity settled share-based payments to employees, acquisitions and disposals, as well as other operations with non-controlling interests in the subsidiaries without loss of control.